Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 5 — Property, plant and equipment

	Office equipment	Leasehold improvement	Motor vehicles	Computer equipment	Furniture and fixture	Total
	EUR	EUR	EUR	EUR	EUR	EUR
Cost:
At January 1, 2021	5,923	-	-	-	-	5,923
Additions	9,153	7,200	-	-	-	16,353
At December 31, 2021	15,076	7,200	-	-	-	22,276
Additions	1,209	-	-	-	-	1,209
At December 31, 2022	16,285	7,200	-	-	-	23,485
Additions	359,127	45,503	29,271	4,626	16,640	455,167
Disposals	(31,555)	(7,200)	-	(4,626)	(1,290)	(44,671)
At December 31, 2023	343,857	45,503	29,271	-	15,350	433,9817

Accumulated depreciation:
At January 1, 2021	3,646	-	-	-	-	3,646
Depreciation for the year	3,015	1,440	-	-	-	4,455
At December 31, 2021	6,661	1,440	-	-	-	8,101
Depreciation for the year	2,579	1,440	-	-	-	4,019
At December 31, 2022	9,240	2,880	-	-	-	12,120
Depreciation on disposal	(9,780)	(2,880)	-	(602)	(65)	(13,326)
Depreciation for the year	22,576	379	869	602	576	25,003
At December 31, 2023	22,036	379	11,197	-	512	23,796

Net carrying amount:
At December 31, 2021	8,415	5,760	-	-	-	14,175
At December 31, 2022	7,045	4,320	-	-	-	11,365
At December 31, 2023	321,820	45,124	28,402	-	14,838	410,184

Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 amounted to EUR23,415, EUR4,019 and EUR4,455, respectively, which were included in general and administrative expenses. The 2023 depreciation of EUR23,415 includes accounting for the acquisitions of FKAP and UYBA during the year.